Property and Equipment	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Property and Equipment

8 - EQUIPMENT

March 31, 2018	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	865,864	850,561	15,303
Software	84,316	79,276	5,040
Office furniture and equipment	185,646	182,260	3,386
Voice communications equipment	4,810	4,520	290
Leasehold improvements	139,357	139,042	315
	1,279,993	1,255,659	24,334

March 31, 2017	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	829,921	818,802	11,119
Software	80,891	74,560	6,331
Office furniture and equipment	180,917	175,363	5,554
Voice communications equipment	4,683	4,331	352
Leasehold improvements	131,814	131,412	402
	1,228,226	1,204,468	23,758

Depreciation expense for the year ended March 31, 2018 was $11,341 ($12,170 and $9,166 for the years ended March 31, 2017 and 2016 respectively). These expenses are included in the cost of revenue account, the selling, general, and administrative expenses and the research and development account.